UNAUDITED INTERIM CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	€ 156,000,000	€ 147,000,000
Trade receivables and other	1,027,000,000	683,000,000
Inventories	1,360,000,000	1,050,000,000
Other financial assets	46,000,000	58,000,000
Total current assets	2,589,000,000	1,938,000,000
Non-current assets
Property, plant and equipment	1,994,000,000	1,948,000,000
Goodwill	491,000,000	451,000,000
Intangible assets	57,000,000	58,000,000
Deferred tax assets	124,000,000	162,000,000
Trade receivables and other	60,000,000	55,000,000
Other financial assets	14,000,000	12,000,000
Total non-current assets	2,740,000,000	2,686,000,000
Total Assets	5,329,000,000	4,624,000,000
Current liabilities
Trade payables and other	1,784,000,000	1,377,000,000
Borrowings	209,000,000	258,000,000
Other financial liabilities	97,000,000	25,000,000
Income tax payable	28,000,000	34,000,000
Provisions	22,000,000	20,000,000
Total current liabilities	2,140,000,000	1,714,000,000
Non-current liabilities
Trade payables and other	45,000,000	32,000,000
Borrowings	1,949,000,000	1,871,000,000
Other financial liabilities	18,000,000	6,000,000
Pension and other post-employment benefit obligations	463,000,000	599,000,000
Provisions	96,000,000	97,000,000
Deferred tax liabilities	15,000,000	14,000,000
Total non-current liabilities	2,586,000,000	2,619,000,000
Total Liabilities	4,726,000,000	4,333,000,000
Equity
Share capital	2,886,031.84	3,000,000
Share premium	420,000,000	420,000,000
Retained deficit and other reserves	159,000,000	(149,000,000)
Equity attributable to equity holders of Constellium	582,000,000	274,000,000
Non-controlling interests	21,000,000	17,000,000
Total Equity	603,000,000	291,000,000
Total Equity and Liabilities	€ 5,329,000,000	€ 4,624,000,000